SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Foreign currency translation

Functional and presentation currency

The financial statements are presented in euro, which is the Company’s functional and presentation currency.

Transactions and balances

Transactions in foreign currencies are translated at the exchange rates prevailing at the dates of the transactions, and foreign exchange differences arising on translation are recognized in the statement of comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated at the exchange rate prevailing at the reporting date, and foreign exchange differences arising on translation are recognized in profit or loss and other comprehensive income. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate ruling at the date of the transaction.

The following foreign exchange rates have been used for the preparation of the accounts:

	Closing rate			Average rate
€1 = x foreign currency	2017	2016	2015	2017	2016	2015
US Dollar	1.1999	1.0522	1.0866	1.1271	1.1059	1.1135
GB Pound	0.8886	0.8533	0.7360	0.8724	0.8131	0.7267

Revenue recognition

The Company generates revenue from research collaborations and government grants.

Revenue is recognized when it is probable that future economic benefits will flow to the Company and these benefits can be measured reliably. Further, revenue recognition requires that all significant risks and rewards of ownership of the goods included in the transaction have been transferred to the buyer or when the related services are performed and specific criteria have been met for each of the Company’s activities as described below.

Collaboration and alliance agreements with the Company’s commercial partners for research and development activities typically contain license fees, non-refundable upfront access fees, research and development service fees and milestone payments. Deferred income represents amounts received prior to revenue being earned.

Collaborations

Upfront fees

Non-refundable upfront fees for access to prior research results and databases are recognized when earned, if the Company has no continuing performance obligations and all conditions and obligations are fulfilled (after the delivery of the required information). If the Company has continuing performance obligations towards the client (continuing involvement), the upfront fee received is deferred and recognized over the estimated period of involvement or based on the costs incurred under the related project. Periodically the Company reassesses the estimated time and cost to complete the project phase and adjusts the period over which the revenue is deferred accordingly.

Research and development service fees

Research and development service fees are recognized as revenue over the life of the research agreement as the required services are provided and costs are incurred. These services are usually in the form of a defined number of full-time equivalents of employees (FTE) at a specified rate per FTE.

Commercial collaborations resulting in a reimbursement of research and development costs are recognized as revenue as the related costs are incurred. The corresponding research and development expenses are included in research and development expenses in the financial statements.

Milestone payments

Revenue associated with performance milestones is recognized based upon the achievement of the milestone event if the event is substantive, objectively determinable and represents an important point in the development life cycle of the product candidate.

License fees and royalties

License fees are recognized when the Company has fulfilled all conditions and obligations. The license fee will not be recognized if the amount cannot be reasonably estimated and if the payment is doubtful. As the Company has a continuing involvement during the license period, license fees are recognized evenly over the term of the agreement.

Royalty revenues are recognized when the Company can reliably estimate such amounts and collectability is reasonably assured. As such, the Company generally recognizes royalty revenues in the period in which the licensees are reporting the royalties to the Company through royalty reports. Under this accounting policy, the royalty revenues the Company reports are not based upon the Company’s estimates and such royalty revenues are typically reported in the same period in which the Company receives payment from its licensees.

Government grants

Because it carries out research and development activities, the Company benefits from various grants and research and development incentives from certain governmental agencies. These grants and research and development incentives generally aim to partly reimburse approved expenditures incurred in research and development efforts of the Company.

The Company recognizes a government grant only when there is reasonable assurance that the Company will comply with the conditions attached to the grant and the grant will be received. As such, a receivable is recognized in the statement of financial position and measured in accordance with the related accounting policy mentioned below.

Government grants are recognized in profit or loss on a systematic basis over the periods in which the Company recognizes as expenses the related costs which the grants are intended to compensate. As a result, grants relating to costs that are recognized as intangible assets or property, plant and equipment (grants related to assets or investment grants) are deducted from the carrying amount of the related assets and recognized in the profit or loss statement consistently with the amortization or depreciation expense of the related assets. Grants that intend to compensate costs are released as income when the subsidized costs are incurred, which is the case for grants relating to research and development costs.

Government grants that become receivable as compensation for expenses or losses already incurred are recognized in profit or loss of the period in which they become receivable.

The portion of grants not yet released as income is presented as deferred income in the statement of financial position. In the statement of comprehensive income, government grants are presented as grant income.

Research and development incentives receivables

Non-current research and development incentives receivables are discounted over the period until maturity date according to the appropriate discount rates.

Intangible assets

Internally generated intangible assets

Research expenses are charged to the statement of comprehensive income as incurred. Development costs are only capitalized if the following conditions are met:

•	the technical feasibility of completing the intangible asset;

•	the intention to complete the intangible asset and use or sell it;

•	the generation of probable future economic benefits;

•	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

•	its ability to measure reliably the expenditure attributable to the intangible asset during its development.

At present, the current stage of research activities does not allow any capitalization of intangible assets. The existing regulatory and clinical risks constitute an important uncertainty with respect to the capitalization of development costs. The research and development expenses are not capitalized, as long as the criteria under IFRS are not met.

As no internally generated assets are recognized, all costs with respect to the protection of intellectual property are expensed as research and development expenses.

Purchased intangible assets

Acquired computer software licenses are capitalized based on the costs incurred to acquire and bring to use the specific software. These costs are amortized on a straight-line basis over their estimated useful lives of maximum three years.

Acquired knowledge in the form of licenses and patents is recorded at cost less accumulated amortization and impairment. It is amortized on a straight-line basis over the shorter of the term of the license agreement and its estimated useful life.

The Company does not have intangible fixed assets with an indefinite useful life.

Property, plant and equipment

An item of property, plant and equipment is carried at historical cost less accumulated depreciation and impairment. Costs relating to the day-to-day servicing of the item are recognized in the income statement as incurred.

A pro rata straight-line depreciation method is used to reflect the pattern in which the asset’s future economic benefits are expected to be consumed by the entity. However, land is not depreciated. The residual value and the useful life of an asset is reviewed each financial year-end for possible impairment.

Depreciation is charged to the income statement on the following basis:

• Buildings	10 years

• Equipment	3 years

• Hardware	3 years

• Furniture	5 years

• Equipment under leasing	The shorter of the useful life or the minimum leasing term

• Leasehold improvements	The shorter of the useful life or the minimum leasing term

Impairment of non-financial assets

Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment. Assets that are subject to amortization or depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use.

Assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards incident to ownership of an asset. All other leases are classified as operating leases. Classification is made at the inception of the lease.

Assets held under finance leases by the Company are recognized as assets at their fair value or, if lower, at the present value of the minimum lease payments, using the interest rate implicit in the lease as the discount rate. The corresponding liability is included in the statement of financial position as a finance lease obligation. Assets held under finance leases are depreciated over their estimated useful life on a systematic basis consistent with the depreciation policy for depreciable assets that are owned by the Company or, if shorter, over the lease term.

Lease payments are apportioned between finance expenses and the reduction of the lease obligation.

Initially incurred costs, directly attributable to the arrangement of the finance lease, are added to the amount recognized as an asset.

Assets held by the Company under operating leases are not recognized in the statement of financial position. Operating lease payments are recognized as expenses in the period in which they are incurred on a straight-line basis over the lease term.

Financial assets

Financial assets are classified into the following specified categories: financial assets “at fair value through profit or loss” (FVTPL), “held-to-maturity” investments, “available-for-sale” (AFS) financial assets and “loans and receivables”. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition and reviewed at each reporting date.

At this moment, the Company only has financial assets classified as “loans and receivables”, which includes trade receivables.

Purchase and sale of financial assets are recognized on the settlement date, which is the date an asset is delivered to or by the Company. The cost of financial assets includes transaction costs.

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables (including trade and other receivables, bank balances and cash) are measured at amortized cost using the effective interest method, less any impairment.

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the debt instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been affected.

For financial assets measured at amortized cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Cash and cash equivalents

Cash and cash equivalents consists of cash, deposits held at call with banks and short-term deposits with an initial maturity not exceeding one month.

Equity instruments

Equity instruments issued by the Company are recorded at the proceeds received, net of direct issue costs.

Where the Company purchases the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders until the shares are cancelled, reissued or disposed of. Where such shares are subsequently sold or reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects is included in equity attributable to the Company’s equity holders.

Financial liabilities

Convertible bond

The Company’s convertible senior notes due 2020 (the convertible bond) are accounted for in accordance with IAS 39 Financial Instruments: Recognition and Measurement and IAS 32 Financial Instruments: Presentation. Since the Company has a cash alternative election, it has a choice over how the share conversion option will be settled (net in cash or by exchanging shares for cash). Therefore, the share conversion option is a derivative at FVTPL according to IAS 39, and not an own equity instrument. As such, the convertible bond consists of a host debt instrument and an embedded share conversion option.

The value assigned to the host debt instrument is the estimated fair value, as of the issuance date. Subsequent to initial recognition, the debt instrument will be measured at amortized cost, using the effective interest rate method.

The embedded derivative was measured initially at fair value (estimated as the difference between the fair value of the total convertible bond and the fair value of the host debt) and subsequently at FVTPL.

The Company has no other derivative financial instruments.

Trade payables

Trade payables within one year are measured at amortized cost ( i.e., at the net present value of the payable amount). Unless the impact of discounting is material, the nominal value is considered.

Provisions

A provision is recognized when the Company has a present obligation (legal or constructive) as a result of past events, it is probable (more likely than not) that a transfer of economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period. When the impact is likely to be material (for long-term provisions), the amount recognized as a provision is estimated on a net present value basis (discount factor). The increase in provision due to the passage of time is recognized as an interest expense.

A present obligation arises from an obligating event and may take the form of either a legal obligation or a constructive obligation (a constructive obligation exists when the Company has an established pattern of past practice that indicates to other parties that it will accept certain responsibilities and as a result has created a valid expectation on the part of those other parties that it will discharge those responsibilities). An obligating event leaves the Company no realistic alternative to settling the obligation, independently of its future actions.

Employee benefits

The Company offers several post-employment, death, disability and healthcare benefit schemes. All employees have access to these schemes. The death, disability and healthcare benefits granted to employees of the Company are covered by external insurance companies, where premiums are paid annually and charged to the income statement as they were incurred.

The post-employment pension plans granted to employees of the Company are based on defined contributions for which the insurance company guarantees a defined interest until retirement (type ‘branche 21/tak21’).

As a consequence of the law of December 1, 2015, minimum returns are guaranteed by the employer as follows:

•	for the contributions paid as from January 1, 2016, a new variable minimum return based on OLO rates, with a minimum of 1.75% and a maximum of 3.75%. In view of the low rates of the OLO in the last years, the return has been initially set to 1.75%;

•	for the contributions paid until end December 2015, the previously applicable legal returns (3.25% and 3.75% respectively on the employer and employee contributions) continue to apply until retirement date of the participants.

In view of the minimum returns guarantees, those plans qualify as Defined Benefit plans.

A provision has to be recognized for the sum of the positive differences, per plan participant, between the minimum guaranteed reserves and the accumulated reserves.

Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

In compliance with IAS 12 Income Taxes, current and deferred taxes are recognized in the statement of profit or loss, other comprehensive income or directly in equity consistently with the accounting for the underlying transaction.

The current tax expense (income) is the estimated amount of tax due on the taxable income for the period, calculated using the tax rates enacted at reporting date.

Deferred taxes result from temporary differences between the carrying amount of assets and liabilities and their tax basis. No deferred taxes are recognized for temporary differences generated by the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss. Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the reporting date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. As such, a deferred tax asset for the carry forward of unused tax losses will be recognized to the extent that it is probable that future taxable profit will be available.

Share-based compensation transactions

The Company has offered equity-settled, share-based compensation plans to its employees, executive management and consultants. The cost with respect to the employee services received in compensation for the grant of these warrants is recognized as an expense.

The total amount of the expense is recognized over the vesting period and determined based on the fair value of the warrants at grant date. The fair value of each warrant is estimated on the date of grant using the Black-Scholes model. The total cost is initially estimated based on the number of warrants that will become exercisable. At each reporting date, the Company revises its estimates of the number of warrants that will become exercisable. The impact of the revision is recognized in the income statement over the remaining vesting period with a corresponding adjustment to equity.

Earnings/(loss)per share

Basic earnings/(loss) per share is computed on the basis of the weighted average number of ordinary shares outstanding during the period, excluding treasury shares.

Diluted earnings/(loss) per share is computed based on the weighted-average number of ordinary shares outstanding including the dilutive effect of warrants and bonds. Warrants and bonds are treated as dilutive, when and only when their conversion to ordinary shares would decrease the net profit per share from continuing operations.

Operating segments

The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the Company, has been identified as the Board of Directors that makes strategic decisions.

The Company operates in one operating segment. Management has determined that there is only one operating segment based on the information reviewed by the Board of Directors. The Board of Directors considers the business of the Company from a general company-wide perspective based on the close interrelation between the different projects. No geographical financial information is currently available given the fact that the core operations are currently still in a research and development phase.

No disaggregated information on product level or geographical level or any other level is currently existing and hence also not considered by the Board for assessing performance or allocating resources.

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company.

Control is achieved when the Company:

•	has power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect the returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of an subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income from the date the Company gains control until the date when the Company ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

Share capital

Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition or a financial liability of financial asset. Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new ordinary shares are presented in equity as a deduction, net of tax, from the proceeds.